SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Assets Held for Sale (Details) $ in Thousands	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 16, 2021 USD ($)	Jun. 30, 2021 USD ($) property	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) property	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) property	Dec. 31, 2019 USD ($) property	Dec. 31, 2018 USD ($)
Number of real estate properties held for sale | property		2		2		1	29
Real estate held-for-sale		$ 6,100		$ 6,100		$ 3,500	$ 351,900
Expected period of sale						24 months	24 months
Number of real estate reclassified from held for sale | property						15
Real estate held for sale placed back in service						$ 228,400
Number of properties disposed | property						14	497
Gain on disposition of real estate and condominium developments, net		$ 46,469	$ 3,791	46,469	$ 16,901	$ 27,518	$ 180,666	$ 6,299
One Real Estate Property Held For Sale [Member]
Number of real estate properties held for sale | property						1
Real estate held-for-sale						$ 3,500
Gain on disposition of real estate and condominium developments, net				$ 0
Subsequent Event [Member]
Gain on disposition of real estate and condominium developments, net	$ 779,000,000